Senior Notes and Secured Indebtedness - Details of Notes Payable and Senior Notes (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Feb. 24, 2012	Dec. 31, 2011
Senior Notes:
Total Senior Notes			$ 283,500,000	$ 283,483,000
Total notes payable and Senior Notes	347,269,000	338,248,000	384,500,000
Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt		235,000,000		206,000,000
7 5/8% Senior Notes due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes				66,704,000
10 3/4% Senior Notes due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes				138,912,000
7 1/2% Senior Notes due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes				77,867,000
Successor [Member]
Notes payable:
Notes payable	22,269,000	13,248,000
Senior Notes:
Total Senior Notes		325,000,000
Total notes payable and Senior Notes	347,269,000	338,248,000
Successor [Member] | Revolving Line of Credit Loan Agreement [Member]
Notes payable:
Notes payable	13,194,000
Successor [Member] | Construction notes payable [Member]
Notes payable:
Notes payable	7,313,000	13,248,000
Successor [Member] | Seller Financing [Member]
Notes payable:
Notes payable	1,762,000
Successor [Member] | 8 1/2% Senior Notes due November 15, 2020 [Member]
Senior Notes:
Total Senior Notes	325,000,000	325,000,000
Successor [Member] | Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt
Successor [Member] | 7 5/8% Senior Notes due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes
Successor [Member] | 10 3/4% Senior Notes due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes
Successor [Member] | 7 1/2% Senior Notes due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes
Predecessor [Member]
Notes payable:
Notes payable				74,009,000
Senior Notes:
Total Senior Notes				489,483,000
Total notes payable and Senior Notes				563,492,000
Predecessor [Member] | 8 1/2% Senior Notes due November 15, 2020 [Member]
Senior Notes:
Total Senior Notes
Predecessor [Member] | Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt				206,000,000
Predecessor [Member] | 7 5/8% Senior Notes due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes				66,704,000
Predecessor [Member] | 10 3/4% Senior Notes due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes				138,912,000
Predecessor [Member] | 7 1/2% Senior Notes due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes				$ 77,867,000